PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	22,609,979	15,788,863	2,289,170
Investments in equity securities	59,114,452	3,094,133	448,607
Amounts due from subsidiaries	113,057,771	122,364,821	17,741,232
Amounts due from a related party	202,502,545	348,019,981	50,458,154
Total current assets	397,284,747	489,267,798	70,937,163
Non-current assets:
Investments in subsidiaries	1,977,459,895	1,635,636,043	237,144,935
Investments in equity securities	39,852,428	33,408,446	4,843,769
TOTAL ASSETS	2,414,597,070	2,158,312,287	312,925,867

LIABILITIES AND EQUITY
Current liabilities:
Dividends payable	40,999,458	—	—
Long -term bank loans, current portion	30,200,000	121,800,000	17,659,340
Amounts due to subsidiaries	350,308,050	592,226,352	85,864,750
Total current liabilities	421,507,508	714,026,352	103,524,090
Non-current liabilities:
Long-term bank loans, non-current portion	121,800,000	—	—
Other long-term liabilities	13,604,451	—	—
Total liabilities	556,911,959	714,026,352	103,524,090
Shareholders’ Equity:
Class A ordinary shares (USD0.50 par value per share; 400,000,000 and 400,000,000 shares authorized as of December 31, 2021 and 2022; 68,286,954 and 68,201,056 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	222,587,070	222,587,070	32,272,092
Class B ordinary shares (USD0.50 par value per share; 100,000,000 and 100,000,000 shares authorized as of December 31, 2021 and 2022; 34,762,909 and 34,762,909 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	115,534,210	115,534,210	16,750,886
Treasury stock	—	(16,971,057)	(2,460,572)
Additional paid-in capital	1,151,384,306	1,151,321,950	166,925,992
Retained earnings / (Accumulated losses)	326,298,618	(55,918,342)	(8,107,397)
Accumulated other comprehensive income	41,880,907	27,732,104	4,020,776
Total Shareholders’ Equity	1,857,685,111	1,444,285,935	209,401,777
TOTAL LIABILITIES AND EQUITY	2,414,597,070	2,158,312,287	312,925,867

Condensed Statements of Operations

Condensed statements of operations

	Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
General and administrative expenses	(9,967,834)	(18,917,120)	(6,740,255)	(977,245)
Other general expense	—	—	(13,944,926)	(2,021,824)
Interest income	8,173	173,316	1,924	279
Interest expense	—	—	(5,192,054)	(752,777)
Other income	—	—	22,765,816	3,300,733
(Losses) Gains on investments in equity securities	(11,392,623)	11,519,174	(76,105,482)	(11,034,258)
Share of profit (losses) in subsidiaries, net (Note a)	282,696,675	124,662,880	(303,001,982)	(43,931,158)
Net income(losses)	261,344,391	117,438,250	(382,216,959)	(55,416,250)
Other comprehensive losses, net of tax
- Foreign currency translation adjustments	(19,714,207)	(6,497,403)	(11,361,872)	(1,647,317)
- Unrealized gains (losses) on available-for-sale investments	—	2,791,663	(2,786,931)	(404,067)
Comprehensive income /(loss)	241,630,184	113,732,510	(396,365,762)	(57,467,634)

Condensed Statements of Cash Flows

Condensed statements of cash flows

	Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Net cash provided by (used in) operating activities	231,204,774	(16,338,658)	222,680,208	32,285,596
Net cash used in investing activities	(65,670,760)	(113,026,343)	(156,276,810)	(22,658,008)
Net cash used in financing activities	—	(43,683,098)	(71,199,458)	(10,322,953)

Effect of exchange rate changes on cash and cash equivalents and restricted cash	5,679,523	2,306,901	(2,025,056)	(293,604)

Net increase (decrease) in cash and cash equivalents and restricted cash	171,213,537	(170,741,198)	(6,821,116)	(988,969)
Cash and cash equivalents and restricted cash at beginning of the year	22,137,640	193,351,177	22,609,979	3,278,139
Cash and cash equivalents and restricted cash at end of the year	193,351,177	22,609,979	15,788,863	2,289,170